SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities	$ 423,209	$ 151,262
Total	423,209	151,262
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Embedded conversion option liabilities	423,209	151,262
Total	$ 423,209	$ 151,262